Supplemental Items	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Supplemental Items
20. Supplemental Items
In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2019, employee compensation costs of $16 million (2018—$17 million) were included in operating expenses and $21 million (2018—$26 million) were included in general and administrative expenses on a gross basis.